Cover	Jan. 11, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2023
Entity File Number	001-39899
Entity Registrant Name	EDIFY ACQUISITION CORP.
Entity Central Index Key	0001832765
Entity Tax Identification Number	85-3274503
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	888 7th Avenue
Entity Address, Address Line Two	Floor 29
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10106
City Area Code	212
Local Phone Number	603-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units, each consisting of one share of Common Stock and one Warrant to acquire one-half of a share of Common Stock
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Warrant to acquire one-half of a share of Common Stock
Trading Symbol	EACPU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	EAC
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	EACPW
Security Exchange Name	NASDAQ